CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement
Share of net (loss) earnings related to joint venture	$ (51,528)	$ 59,159
Service fee earned as operators of joint venture	5,071	4,917
General and administrative expenses	(13,477)	(14,757)
Exploration and evaluation expenditures	(642)	0
(Loss) income from operations and joint venture	(60,576)	49,319
Impairment of investment in joint venture	(7,631)	0
Finance income	257	8,325
Finance expense	(925)	(45)
Foreign exchange loss	(8)	(223)
Net (loss) income after tax and comprehensive (loss) income for the year	$ (68,883)	$ 57,376
Net (loss) income per share:
Basic (in dollars per share)	$ (0.31)	$ 0.26
Diluted (in dollars per share)	$ (0.31)	$ 0.26
Weighted average number of shares outstanding:
Basic (in shares)	224,729,084	223,655,880
Diluted (in shares)	224,729,084	224,919,474